Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
WCS Forward Prices [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range	5.00%	5.00%
Increase in volatility	$ (104)	$ (167)
Decrease in volatility	$ 71	$ 111
WTI Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%	5.00%
Increase in volatility	$ (57)	$ (95)
Decrease in volatility	$ 51	$ 85
Foreign Exchange Volatility Rate [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%	5.00%
Increase in volatility	$ 1	$ 2
Decrease in volatility	$ (12)	$ (27)